Captical Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 33,559	¥ 46,574
Land and buildings [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	4,049	8,607
Telecommunications equipment and others [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 29,510	¥ 37,967